UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHP

Nuveen Quality Preferred Income Fund 3
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.7% (98.3% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 31.5% (22.3% of Total Investments)

	Banks – 7.2%

12,300	AgriBank FCB, (3)	6.875%	BBB+	$1,306,491
13,391	Citigroup Inc., (4)	7.125%	BB+	374,412
68,453	Citigroup Inc.	6.875%	BB+	1,888,618
25,000	HSBC Holdings PLC	8.000%	Baa1	662,500
12,528	HSBC USA Inc.	6.500%	BBB+	326,104
188,500	ING Groep N.V.	7.050%	Baa3	4,961,320
211,700	PNC Financial Services	6.125%	Baa2	6,120,247
	Total Banks			15,639,692

	Capital Markets – 2.4%

110,000	Deutsche Bank Capital Funding Trust II	6.550%	BB+	2,739,000
42,000	Goldman Sachs Group, Inc.	5.500%	Ba1	1,055,460
37,744	Morgan Stanley	7.125%	Ba1	1,085,140
9,600	State Street Corporation	5.900%	Baa1	260,832
	Total Capital Markets			5,140,432

	Diversified Telecommunication Services – 2.9%

26,409	Qwest Corporation	7.500%	BBB–	678,975
85,069	Qwest Corporation	7.375%	BBB–	2,174,364
72,881	Qwest Corporation	7.000%	BBB–	1,858,466
19,554	Qwest Corporation, (4)	7.000%	BBB–	498,627
22,600	Qwest Corporation, (4)	6.875%	BBB–	577,430
10,000	Qwest Corporation	6.625%	BBB–	251,700
9,900	Qwest Corporation	6.125%	BBB–	242,451
	Total Diversified Telecommunication Services			6,282,013

	Electric Utilities – 1.5%

35,000	Alabama Power Company, (3)	6.450%	A3	943,908
16,971	Interstate Power and Light Company	5.100%	BBB	459,575
75,459	NextEra Energy Inc.	5.625%	BBB	1,933,260
	Total Electric Utilities			3,336,743

	Food Products – 0.7%

10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	1,104,026
3,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	359,516
	Total Food Products			1,463,542

	Insurance – 11.1%

306,300	Aegon N.V.	6.375%	Baa1	7,878,036
11,482	Aflac Inc.	5.500%	Baa1	300,828
71,000	Allstate Corporation	5.100%	Baa1	1,849,550
42,869	American Financial Group	6.250%	Baa2	1,153,176
26,700	Arch Capital Group Limited	6.750%	BBB+	703,545
10,700	Aspen Insurance Holdings Limited	7.250%	BBB–	282,801
47,683	Aspen Insurance Holdings Limited	5.950%	BBB–	1,270,752
42,194	Axis Capital Holdings Limited	6.875%	BBB	1,112,656
53,228	Axis Capital Holdings Limited	5.500%	BBB	1,374,347
90,100	Delphi Financial Group, Inc., (3)	7.376%	BB+	2,182,114
87,300	Hartford Financial Services Group Inc.	7.875%	BBB–	2,773,521
63,344	Prudential PLC	6.750%	A–	1,672,282
32,000	Reinsurance Group of America Inc.	6.200%	BBB	939,200
19,733	Torchmark Corporation	5.875%	BBB+	499,837
	Total Insurance			23,992,645

Nuveen Investments	1

JHP	Nuveen Quality Preferred Income Fund 3
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Machinery – 0.6%

49,221	Stanley, Black, and Decker Inc., (4)	5.750%		BBB+	$1,295,005

	Real Estate Investment Trust – 2.7%

10,000	DDR Corporation	6.250%		Baa3	264,300
26,875	Digital Realty Trust Inc.	7.375%		Baa3	747,125
51,864	Hospitality Properties Trust	7.125%		Baa3	1,351,057
16,056	Kimco Realty Corporation,	5.625%		Baa2	411,997
114,100	Realty Income Corporation	6.625%		Baa2	2,975,728
	Total Rest Estate Investment Trust				5,750,207

	U.S. Agency – 1.0%

20,000	Farm Credit Bank of Texas, (3)	6.750%		Baa1	2,153,126

	Wireless Telecommunication Services – 1.4%

70,400	Telephone and Data Systems Inc.	7.000%		BB+	1,789,568
31,000	Telephone and Data Systems Inc.	6.875%		BB+	791,120
5,644	United States Cellular Corporation	7.250%		Ba1	143,922
10,591	United States Cellular Corporation	6.950%		Ba1	269,645
	Total Wireless Telecommunication Services				2,994,255
	Total $25 Par (or similar) Retail Preferred (cost $63,885,518)				68,047,660

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 9.2% (6.5% of Total Investments)

	Banks – 6.5%

$4,100	Barclays Bank PLC	7.750%	4/10/23	BBB–	$4,355,225
250	Den Norske Bank	0.938%	2/18/35	Baa2	137,500
250	Den Norske Bank	0.713%	2/24/37	Baa2	136,000
1,300	ING Groep N.V.	6.500%	10/16/65	BBB–	1,196,813
5,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	5,531,750
2,000	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	2,000,000
600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	588,630
13,500	Total Banks				13,945,918

	Capital Markets – 0.4%

910	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	969,470

	Construction & Engineering – 0.3%

600	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	621,000

	Insurance – 2.0%

700	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	805,000
2,750	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	3,461,301
3,450	Total Insurance				4,266,301
$18,460	Total Corporate Bonds (cost $19,153,697)				19,802,689

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 96.7% (68.5% of Total Investments)

	Banks – 43.8%

1,800	Banco Bilbao Vizcaya Argentaria S.A., Reg S	9.000%	N/A (5)	BB	$1,859,879
1,200	Bank of America Corporation	6.300%	N/A (5)	BB+	1,257,000
5,150	Bank of America Corporation, (4)	8.000%	N/A (5)	BB+	5,021,250
5,060	Barclays PLC	7.434%	N/A (5)	BB+	4,629,900
5,400	Barclays PLC	8.250%	N/A (5)	BB+	5,413,684
2,400	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	1,908,000
5,700	Citigroup Inc.	6.250%	N/A (5)	BB+	5,792,625

2	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

1,000	Citigroup Inc.	5.950%	N/A (5)	BB+	$987,500
4,289	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	4,095,995
3,000	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	3,105,000
1,000	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	960,512
7,700	Credit Agricole SA, 144A	8.125%	N/A (5)	BB+	7,950,250
2,600	Credit Agricole, S.A, Reg S	7.875%	N/A (5)	BB+	2,497,331
3,000	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	2,385,000
500	HSBC Bank PLC	1.125%	6/19/35	A3	263,603
1,500	HSBC Bank PLC	0.975%	12/11/36	A3	794,163
2,800	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	4,112,500
800	JPMorgan Chase & Company	5.150%	N/A (5)	BBB–	778,000
1,800	JPMorgan Chase Capital XXIII	1.618%	5/15/47	Baa2	1,238,400
6,925	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	6,866,138
600	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba1	651,000
2,500	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	Ba1	2,693,750
1,100	M&T Bank Corporation	6.375%	N/A (5)	Baa1	1,127,500
4,500	M&T Bank Corporation	6.875%	N/A (5)	Baa2	4,508,438
695	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	670,536
2,000	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	2,212,500
1,875	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	BB–	1,797,069
5,575	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	5,198,688
7,200	Societe Generale, 144A	8.000%	N/A (5)	BB+	7,128,000
500	Societe Generale, 144A	7.875%	N/A (5)	BB+	474,750
1,200	Societe Generale, 144A	1.379%	N/A (5)	BB+	1,093,500
300	Societe Generale, Reg S	7.875%	N/A (5)	BB+	284,850
4,800	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa3	4,872,000
	Total Banks				94,629,311

	Capital Markets – 10.0%

2,100	Charles Schwab Corporation	7.000%	N/A (5)	BBB	2,407,125
2,200	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	2,185,137
500	Credit Suisse Group AG, 144A	6.250%	N/A (5)	BB+	460,000
3,500	Credit Suisse Group AG, Reg S	7.500%	N/A (5)	BB+	3,474,618
500	Credit Suisse Group AG, Reg S	6.250%	N/A (5)	BB+	459,833
250	Goldman Sachs Group Inc.	5.700%	N/A (5)	Ba1	243,438
2,000	Morgan Stanley	5.550%	N/A (5)	Ba1	1,980,000
4,600	UBS Group AG, Reg S	7.125%	N/A (5)	BB+	4,669,000
459	UBS Group AG, Reg S	7.000%	N/A (5)	BB+	478,412
5,500	UBS Group AG, Reg S	6.875%	N/A (5)	BB+	5,308,958
	Total Capital Markets				21,666,521

	Diversified Financial Services – 2.7%

500	BNP Paribas, Reg S	7.375%	N/A (5)	BBB–	493,750
2,700	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	2,666,250
1,000	BNP Paribas, 144A	7.625%	N/A (5)	BBB–	1,025,000
1,000	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	1,218,750
500	Voya Financial Inc.	5.650%	5/15/53	Baa3	468,250
	Total Diversified Financial Services				5,872,000

	Electric Utilities – 1.1%

450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	346,905
2,700	PPL Capital Funding Inc.	6.700%	3/30/67	BBB	2,089,125
	Total Electric Utilities				2,436,030

	Industrial Conglomerates – 4.8%

9,918	General Electric Company, (4)	5.000%	N/A (5)	AA–	10,302,323

	Insurance – 20.8%

2,100	Ace Capital Trust II	9.700%	4/01/30	BBB+	2,992,500
800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	1,009,478
700	Allstate Corporation	5.750%	8/15/53	Baa1	720,125

Nuveen Investments	3

JHP	Nuveen Quality Preferred Income Fund 3
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

3,200	American International Group, Inc.	8.175%	5/15/58	BBB	$4,024,000
1,200	AXA SA	8.600%	12/15/30	A3	1,608,348
3,489	AXA SA, 144A	6.380%	N/A (5)	Baa1	3,673,917
3,300	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	2,311,650
1,850	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	1,641,875
2,400	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	2,622,000
577	Lincoln National Corporation	7.000%	5/17/66	BBB	386,590
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	1,637,500
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,750,400
5,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,596,250
818	Oil Insurance Limited, 144A	3.611%	N/A (5)	Baa1	736,200
2,500	Prudential Financial Inc.	5.625%	6/15/43	BBB+	2,605,675
305	Prudential Financial Inc.	8.875%	6/15/38	BBB+	337,025
1,300	Prudential PLC, Reg S	7.750%	N/A (5)	A–	1,309,161
5,800	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	6,358,192
2,000	XLIT Limited	3.687%	N/A (5)	BBB–	1,607,500
	Total Insurance				44,928,386

	Machinery – 0.5%

1,050	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,103,813

	Multi-Utilities – 0.5%

500	Dominion Resources Inc.	7.500%	6/30/66	BBB–	420,000
900	Dominion Resources Inc.	2.929%	9/30/66	BBB–	630,752
	Total Multi-Utilities				1,050,752

	Oil, Gas & Consumable Fuels – 0.9%

1,900	Enterprise Products Operating LP	7.034%	1/15/68	Baa2	1,947,500

	Real Estate Investment Trust – 5.9%

8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	Baa1	11,140,661
1,500	Wells Fargo & Company	7.980%	N/A (5)	BBB	1,560,000
	Total Rest Estate Investment Trust				12,700,661

	Road & Rail – 1.7%

3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	A–	3,583,125

	Wireless Telecommunication Services – 4.0%

7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	8,630,321
	Total $1,000 Par (or similar) Institutional Preferred (cost $204,438,408)				208,850,743

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 1.3% (1.0% of Total Investments)

113,786	Blackrock Credit Allocation Income Trust IV				$1,440,531
75,864	John Hancock Preferred Income Fund III				1,441,416
	Total Investment Companies (cost $4,032,562)				2,881,947
	Total Long-Term Investments (cost $291,510,185)				299,583,039

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4% (1.7% of Total Investments)

	REPURCHASE AGREEMENTS – 2.4% (1.7% of Total Investments)

$5,182	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $5,181,537, collateralized by: $3,550,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $3,616,563 and $1,600,000 U.S. Treasury Notes, 2.250%, due 11/15/25, value $1,672,000	0.030%	5/02/16	$5,181,524
	Total Short-Term Investments (cost $5,181,524)			5,181,524
	Total Investments (cost $296,691,709) – 141.1%			304,764,563
	Borrowings – (41.2)% (7), (8)			(89,000,000)
	Other Assets Less Liabilities – 0.1% (9)			256,822
	Net Assets Applicable to Common Shares – 100%			$216,021,385

Investments in Derivatives as of April 30, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annual ized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termi nation Date	Termi nation Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$25,638,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(674,297)	$(794,518)
JPMorgan Chase Bank, N.A.	25,638,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(1,233,408)	(1,402,511)
	$51,276,000								$(1,907,705)	$(2,197,029)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

JHP	Nuveen Quality Preferred Income Fund 3
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$59,998,479	$8,049,181	$—	$68,047,660
Corporate Bonds	—	19,802,689	—	19,802,689
$1,000 Par (or similar) Institutional Preferred	—	208,850,743	—	208,850,743
Investment Companies	2,881,947	—	—	2,881,947

Short-Term Investments:
Repurchase Agreements	—	5,181,524	—	5,181,524

Investments in Derivatives:
Interest Rate Swaps*	—	(2,197,029)	—	(2,197,029)
Total	$62,880,426	$239,687,108	$—	$302,567,534
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $298,733,066.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$15,396,552
Depreciation	(9,365,055)
Net unrealized appreciation (depreciation) of investments	$6,031,497

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Borrowings as a percentage of Total Investments is 29.2%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $189,470,299 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities domestic issuers that are made outside the United States.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate-Intercontinental Exchange

6	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016